April 16, 2008
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	MMC Energy, Inc.
Solicitation in Opposition
Gentlemen:
          On behalf of Energy Holdings Limited, G. William Eason and Karl W. Miller (the “EHL Group”), we are filing with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended, a preliminary proxy statement, form of proxy and letter to stockholders. The purpose of the proxy solicitation is for the election of nominees to the MMC Energy, Inc. board of directors as recommended by the EHL Group in opposition to the nominees proposed by MMC Energy, Inc. in its proxy materials as well as obtain the vote on two amendments to the MMC Energy, Inc. Bylaws.
          The proxy materials for the EHL Group are being filed today with Schedule 14A by EDGAR. The EHL Group intends that its proxy materials shall be released to MMC Energy, Inc. stockholders ten days after the date hereof.
          If you have any questions or comments regarding the foregoing, please contact:
Edward P. Smith
Chadbourne & Parke LLP
30 Rockefeller Plaza
New York, NY 10112
Tel: (212) 408-5371
Fax: (212) 541-5369
Very truly yours,
Edward P. Smith